Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity	8. Equity

Preferred Stock

The Company has authorized a total of 10,000,000 shares of preferred stock, par value $0.01 per share. The Company has 1,000,000 shares authorized for Series D Preferred Stock. As of December 31, 2024 and 2023, the Company had issued 713,750 and 603,750 shares of Series D Convertible Preferred Stock, respectively. The Company’s Board of Directors has the authority to provide, out of the unissued shares of preferred stock, for one or more series of preferred stock and, with respect to each such series, to fix the number of shares constituting such series and the designation of such series, the voting powers, if any, of the shares of such series, and the preferences and relative, participating, optional or other special rights, if any, and any qualifications, limitations or restrictions thereof, of the shares of such series. The powers, preferences and relative, participating, optional and other special rights of each series of preferred stock, and the qualifications, limitations or restrictions thereof, if any, may differ from those of any and all other series at any time outstanding.

Common Stock

As of December 31, 2024 and 2023, respectively, the Company had authorized 500,000,000 shares of its common stock, par value $0.001 per share. As of December 31, 2024 and 2023, the Company had 211,101,313 shares of common stock issued, and 172,913,813 of common stock outstanding.

Shares to be issued

As of December 31, 2024 and 2023, the Company had 5,376,967 and 5,486,967 in shares to be issued, respectively. The shares to be issued as of December 31, 2024 consist of common stock related to past subscription agreements.

Treasury Stock

In 2021, CSES Group, Inc., which owns all rights, title and interest in Totaligent’s refrigerant technology, was spun out in exchange for the cancellation of an aggregate of 54,422,903 shares of Totaligent Common Stock (the “Cancelled Shares”) held by former Totaligent management and shareholders. These shares were returned to the treasury. During the year ended December 31, 2023, the Company issued 14,062,500 shares from the treasury in connection with the conversion of 11,250 shares of Series D Preferred stock. The shares were valued at $196,875, resulting in an offset to paid in capital in the amount of $196,763.